LEASES - Schedule of Lease Term and Discount Rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease, weighted average remaining lease term	16 years 8 months 12 days	10 years 6 months
Finance lease, weighted average remaining lease term	2 years 2 months 12 days	2 years 1 month 6 days
Operating lease, weighted average discount rate	11.70%	6.50%
Finance lease, weighted average discount rate	12.90%	12.40%